Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Allowance for credit losses	$ 0	$ 0
Investment related expenses net appreciation of fair value	$ 62,571